Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 170.2	$ 139.6
Accounts receivable, net	1,002.0	997.9
Inventories, net	699.9	701.6
Deferred income taxes	130.7	179.2
Prepaid expenses and other	145.2	113.7
TOTAL CURRENT ASSETS	2,148.0	2,132.0
PROPERTY, PLANT AND EQUIPMENT, NET	551.4	529.3
GOODWILL	2,366.0	2,749.5
OTHER INTANGIBLE ASSETS, NET	666.1	648.3
Deferred income taxes	120.2	38.6
Other assets	309.2	307.6
TOTAL ASSETS	6,160.9	6,405.3
CURRENT LIABILITIES:
Accounts payable	468.5	472.5
Accrued compensation	131.4	190.2
Other accrued liabilities	693.5	698.2
Short-term debt	103.6	135.0
Current portion of long-term debt	263.9	170.0
TOTAL CURRENT LIABILITIES	1,660.9	1,665.9
LONG-TERM DEBT	1,809.3	2,063.9
OTHER NONCURRENT LIABILITIES	838.1	770.0
STOCKHOLDERS' EQUITY:
Preferred stock, authorized shares, 10.0 at $1.00 par value None issued and outstanding	0	0
Common stock, authorized shares, 800.0 at $1.00 par value Outstanding shares, before treasury: 2011 - 305.3 2010 - 307.2	305.3	307.2
Treasury stock, at cost: Shares held: 2011 - 17.0 2010 - 16.7	(432.8)	(425.7)
Additional paid-in capital	586.3	568.2
Retained earnings	2,097.3	2,057.3
Accumulated other comprehensive loss	(707.0)	(605.0)
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO PARENT	1,849.1	1,902.0
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS	3.5	3.5
TOTAL STOCKHOLDERS' EQUITY	1,852.6	1,905.5
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,160.9	$ 6,405.3